Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	39 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	62 Months Ended		63 Months Ended		71 Months Ended	75 Months Ended	87 Months Ended	101 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000059814
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000033348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000033350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000033346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000033344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000046995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IV
C000014751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IV
C000154836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000060396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000060397
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000244891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000060405
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000060404
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000244895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000060400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000060401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000244893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000060408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000060409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000244897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000139947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000125905
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000139946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000125904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000060402
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000060403
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000244894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000060398
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000060399
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000244892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000060406
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000060407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000244896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000059803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000112230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000059805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000074474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000074472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000074469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000074470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000220662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class X
C000220661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000139944
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000033502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000059800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000074475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000220664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class X
C000220663
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000059797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000059799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000192909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000192910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000192911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000168057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
C000014756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000075321
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000014749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IV
C000139942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000014718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000079439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IV
C000014720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class V
C000204950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000214896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000214897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000214898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000214899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000014702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000033125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000139945
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000033506
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000033509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class VIII
C000033505
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000014736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014704
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000112221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000074482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000112234
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000074480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000112233
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000014706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000112222
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000139949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000125907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000139948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000125906
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000112223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000014710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000112224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000014712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000112225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000203213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000203214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000203211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000203212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000234864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000234865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000234866
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000210766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000210767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000234867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000059820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000059811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000059825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000059827
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000138646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000138647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000034093
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000014739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014742
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IV
C000014743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IV
C000059808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000059822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000033129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000033130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000014735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IV
C000034094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000033510
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000033512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000216457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000059817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000059818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
Without Sales Load [Member] | C000059814
Average Annual Return [Line Items]
Average Annual Return, Percent	18.50%								6.45%										9.02%
Without Sales Load [Member] | C000059815
Average Annual Return [Line Items]
Average Annual Return, Percent	18.08%								6.18%										8.75%
Without Sales Load [Member] | C000033348
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%								7.91%										7.91%
Without Sales Load [Member] | C000033350
Average Annual Return [Line Items]
Average Annual Return, Percent	0.82%								(0.08%)										1.28%
Without Sales Load [Member] | C000033346
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%								9.33%										10.30%
Without Sales Load [Member] | C000033344
Average Annual Return [Line Items]
Average Annual Return, Percent	31.15%								18.38%										16.14%
Without Sales Load [Member] | C000046995
Average Annual Return [Line Items]
Average Annual Return, Percent	23.76%								12.59%										11.78%
Without Sales Load [Member] | C000014754
Average Annual Return [Line Items]
Average Annual Return, Percent	10.34%								5.12%										4.38%
Without Sales Load [Member] | C000014724
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%								8.67%										10.26%
Without Sales Load [Member] | C000014725
Average Annual Return [Line Items]
Average Annual Return, Percent	13.33%								8.39%										9.99%
Without Sales Load [Member] | C000014727
Average Annual Return [Line Items]
Average Annual Return, Percent	13.67%								8.67%										10.26%
Without Sales Load [Member] | C000014751
Average Annual Return [Line Items]
Average Annual Return, Percent	9.86%								8.04%										8.52%
Without Sales Load [Member] | C000014752
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%								7.77%										8.25%
Without Sales Load [Member] | C000014753
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%								8.04%										8.52%
Without Sales Load [Member] | C000154836
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%								4.10%									4.20%
Without Sales Load [Member] | C000060396
Average Annual Return [Line Items]
Average Annual Return, Percent	15.44%								9.69%										8.45%
Without Sales Load [Member] | C000060397
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%								9.59%										8.35%
Without Sales Load [Member] | C000244891
Average Annual Return [Line Items]
Average Annual Return, Percent	15.74%	17.96%
Without Sales Load [Member] | C000060405
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%								5.49%										5.33%
Without Sales Load [Member] | C000060404
Average Annual Return [Line Items]
Average Annual Return, Percent	9.26%								5.40%										5.24%
Without Sales Load [Member] | C000244895
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%	12.17%
Without Sales Load [Member] | C000060400
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%								7.58%										6.97%
Without Sales Load [Member] | C000060401
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%								7.48%										6.86%
Without Sales Load [Member] | C000244893
Average Annual Return [Line Items]
Average Annual Return, Percent	12.69%	15.20%
Without Sales Load [Member] | C000060408
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%								2.56%										3.10%
Without Sales Load [Member] | C000060409
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%								2.47%										3.01%
Without Sales Load [Member] | C000244897
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	8.16%
Without Sales Load [Member] | C000139947
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%								4.24%										4.32%
Without Sales Load [Member] | C000125905
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%								4.03%										4.11%
Without Sales Load [Member] | C000139946
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%								5.78%										5.51%
Without Sales Load [Member] | C000125904
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%								5.58%										5.29%
Without Sales Load [Member] | C000060402
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%								6.69%										6.25%
Without Sales Load [Member] | C000060403
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%								6.58%										6.15%
Without Sales Load [Member] | C000244894
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	13.85%
Without Sales Load [Member] | C000060398
Average Annual Return [Line Items]
Average Annual Return, Percent	13.74%								8.66%										7.73%
Without Sales Load [Member] | C000060399
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%								8.56%										7.64%
Without Sales Load [Member] | C000244892
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%	16.47%
Without Sales Load [Member] | C000060406
Average Annual Return [Line Items]
Average Annual Return, Percent	7.79%								4.57%										4.65%
Without Sales Load [Member] | C000060407
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%								4.48%										4.56%
Without Sales Load [Member] | C000244896
Average Annual Return [Line Items]
Average Annual Return, Percent	7.92%	10.73%
Without Sales Load [Member] | C000059803
Average Annual Return [Line Items]
Average Annual Return, Percent	2.02%								0.57%										1.84%
Without Sales Load [Member] | C000059804
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%								0.31%										1.58%
Without Sales Load [Member] | C000112230
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%			(1.86%)	(2.12%)
Without Sales Load [Member] | C000059805
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%								0.71%										1.99%
Without Sales Load [Member] | C000074474
Average Annual Return [Line Items]
Average Annual Return, Percent	22.80%								12.91%										13.21%
Without Sales Load [Member] | C000074472
Average Annual Return [Line Items]
Average Annual Return, Percent	22.50%								12.62%										12.92%
Without Sales Load [Member] | C000074469
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%								11.12%										9.34%
Without Sales Load [Member] | C000074470
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%								10.95%										9.16%
Without Sales Load [Member] | C000220662
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%			7.60%			16.77%
Without Sales Load [Member] | C000220661
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%			7.32%			16.47%
Without Sales Load [Member] | C000139944
Average Annual Return [Line Items]
Average Annual Return, Percent	1.08%								(0.68%)										0.98%
Without Sales Load [Member] | C000033502
Average Annual Return [Line Items]
Average Annual Return, Percent	1.14%								(0.54%)										1.13%
Without Sales Load [Member] | C000059800
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%								7.74%										8.42%
Without Sales Load [Member] | C000059801
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%								7.70%										8.36%
Without Sales Load [Member] | C000074475
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%								5.63%										4.05%
Without Sales Load [Member] | C000220664
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%			4.38%		9.08%
Without Sales Load [Member] | C000220663
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%			4.08%		8.79%
Without Sales Load [Member] | C000059797
Average Annual Return [Line Items]
Average Annual Return, Percent	1.37%								(0.74%)										1.33%
Without Sales Load [Member] | C000059798
Average Annual Return [Line Items]
Average Annual Return, Percent	1.12%								(0.97%)										1.09%
Without Sales Load [Member] | C000059799
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%								(0.59%)										1.48%
Without Sales Load [Member] | C000192909
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%								(0.11%)							0.89%
Without Sales Load [Member] | C000192910
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%								(0.46%)							0.61%
Without Sales Load [Member] | C000192911
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%								(0.06%)							0.99%
Without Sales Load [Member] | C000168057
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%								(2.95%)								2.23%
Without Sales Load [Member] | C000014756
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%								(2.63%)										1.30%
Without Sales Load [Member] | C000014757
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%								(2.88%)										1.04%
Without Sales Load [Member] | C000075321
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%								(2.50%)										1.45%
Without Sales Load [Member] | C000014749
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%								3.33%										4.52%
Without Sales Load [Member] | C000014696
Average Annual Return [Line Items]
Average Annual Return, Percent	1.03%								(0.80%)										0.47%
Without Sales Load [Member] | C000014697
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%								(1.04%)										0.23%
Without Sales Load [Member] | C000014699
Average Annual Return [Line Items]
Average Annual Return, Percent	1.03%								(0.80%)										0.47%
Without Sales Load [Member] | C000139942
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%								(0.66%)										0.62%
Without Sales Load [Member] | C000014718
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%								2.21%										1.46%
Without Sales Load [Member] | C000079439
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%								2.06%										1.32%
Without Sales Load [Member] | C000014719
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%								2.21%										1.46%
Without Sales Load [Member] | C000014720
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%								2.24%										1.49%
Without Sales Load [Member] | C000204950
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%								2.30%						2.23%
Without Sales Load [Member] | C000214896
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%			0.35%				5.53%
Without Sales Load [Member] | C000214897
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%								5.16%	5.63%
Without Sales Load [Member] | C000214898
Average Annual Return [Line Items]
Average Annual Return, Percent	25.37%								13.63%		14.42%
Without Sales Load [Member] | C000214899
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%								8.75%			10.61%
Without Sales Load [Member] | C000014702
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%								7.19%										6.03%
Without Sales Load [Member] | C000033125
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%								6.92%										5.77%
Without Sales Load [Member] | C000139945
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%								4.37%										4.96%
Without Sales Load [Member] | C000033506
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%								4.13%										4.72%
Without Sales Load [Member] | C000033509
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%								3.97%										4.55%
Without Sales Load [Member] | C000033505
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%								4.51%										5.12%
Without Sales Load [Member] | C000014736
Average Annual Return [Line Items]
Average Annual Return, Percent	21.21%								9.03%										10.13%
Without Sales Load [Member] | C000014737
Average Annual Return [Line Items]
Average Annual Return, Percent	20.92%								8.77%										9.86%
Without Sales Load [Member] | C000014704
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%								7.28%										7.48%
Without Sales Load [Member] | C000112221
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%								7.45%										7.64%
Without Sales Load [Member] | C000074482
Average Annual Return [Line Items]
Average Annual Return, Percent	7.79%								4.17%										4.73%
Without Sales Load [Member] | C000112234
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%								4.31%										4.88%
Without Sales Load [Member] | C000074480
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%								5.82%										6.24%
Without Sales Load [Member] | C000112233
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%								5.98%										6.40%
Without Sales Load [Member] | C000014706
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%								1.55%										2.52%
Without Sales Load [Member] | C000112222
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%								1.71%										2.68%
Without Sales Load [Member] | C000139949
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%								3.34%										4.02%
Without Sales Load [Member] | C000125907
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%								3.10%										3.78%
Without Sales Load [Member] | C000139948
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%								4.75%										5.21%
Without Sales Load [Member] | C000125906
Average Annual Return [Line Items]
Average Annual Return, Percent	9.12%								4.49%										4.94%
Without Sales Load [Member] | C000014708
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%								4.90%										5.46%
Without Sales Load [Member] | C000112223
Average Annual Return [Line Items]
Average Annual Return, Percent	9.18%								5.06%										5.62%
Without Sales Load [Member] | C000014710
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%								6.47%										6.81%
Without Sales Load [Member] | C000112224
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%								6.64%										6.97%
Without Sales Load [Member] | C000014712
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%								3.20%										3.97%
Without Sales Load [Member] | C000112225
Average Annual Return [Line Items]
Average Annual Return, Percent	6.34%								3.36%										4.13%
Without Sales Load [Member] | C000203213
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%								(0.81%)					0.70%
Without Sales Load [Member] | C000203214
Average Annual Return [Line Items]
Average Annual Return, Percent	1.36%								(0.29%)					1.21%
Without Sales Load [Member] | C000203211
Average Annual Return [Line Items]
Average Annual Return, Percent	15.57%								10.43%					11.99%
Without Sales Load [Member] | C000203212
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%								10.97%					12.54%
Without Sales Load [Member] | C000234864
Average Annual Return [Line Items]
Average Annual Return, Percent	37.48%		24.70%
Without Sales Load [Member] | C000234865
Average Annual Return [Line Items]
Average Annual Return, Percent	23.05%		14.33%
Without Sales Load [Member] | C000234866
Average Annual Return [Line Items]
Average Annual Return, Percent	32.89%		20.52%
Without Sales Load [Member] | C000210766
Average Annual Return [Line Items]
Average Annual Return, Percent	23.66%								15.28%				16.74%
Without Sales Load [Member] | C000210767
Average Annual Return [Line Items]
Average Annual Return, Percent	24.23%								15.84%				17.32%
Without Sales Load [Member] | C000234867
Average Annual Return [Line Items]
Average Annual Return, Percent	28.52%		22.73%
Without Sales Load [Member] | C000059820
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%								12.31%										11.82%
Without Sales Load [Member] | C000059821
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%								12.20%										11.72%
Without Sales Load [Member] | C000059811
Average Annual Return [Line Items]
Average Annual Return, Percent	26.06%								22.23%										16.86%
Without Sales Load [Member] | C000059812
Average Annual Return [Line Items]
Average Annual Return, Percent	25.86%								21.95%										16.58%
Without Sales Load [Member] | C000059825
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%								1.65%										1.81%
Without Sales Load [Member] | C000059826
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%								1.38%										1.55%
Without Sales Load [Member] | C000059827
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%								1.79%										1.96%
Without Sales Load [Member] | C000138646
Average Annual Return [Line Items]
Average Annual Return, Percent	16.13%								7.08%										7.12%
Without Sales Load [Member] | C000138647
Average Annual Return [Line Items]
Average Annual Return, Percent	21.33%								10.82%										10.29%
Without Sales Load [Member] | C000014721
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%								9.90%										9.25%
Without Sales Load [Member] | C000014722
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%								9.67%										9.03%
Without Sales Load [Member] | C000034093
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%								10.06%										9.41%
Without Sales Load [Member] | C000014739
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%								8.63%										6.80%
Without Sales Load [Member] | C000014740
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%								8.35%										6.52%
Without Sales Load [Member] | C000014742
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%								8.61%										6.79%
Without Sales Load [Member] | C000014743
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%								10.94%										9.73%
Without Sales Load [Member] | C000014744
Average Annual Return [Line Items]
Average Annual Return, Percent	12.84%								10.66%										9.45%
Without Sales Load [Member] | C000014746
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%								10.94%										9.73%
Without Sales Load [Member] | C000059808
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.35%)								1.14%										3.73%
Without Sales Load [Member] | C000059809
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.72%)								0.88%										3.47%
Without Sales Load [Member] | C000059822
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%								4.40%										5.36%
Without Sales Load [Member] | C000059823
Average Annual Return [Line Items]
Average Annual Return, Percent	10.49%								4.13%										5.10%
Without Sales Load [Member] | C000033129
Average Annual Return [Line Items]
Average Annual Return, Percent	24.76%								14.26%										12.83%
Without Sales Load [Member] | C000033130
Average Annual Return [Line Items]
Average Annual Return, Percent	24.34%								13.97%										12.55%
Without Sales Load [Member] | C000014735
Average Annual Return [Line Items]
Average Annual Return, Percent	24.63%								14.23%										12.81%
Without Sales Load [Member] | C000034094
Average Annual Return [Line Items]
Average Annual Return, Percent	24.88%								14.35%										12.93%
Without Sales Load [Member] | C000033510
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%								6.86%										7.32%
Without Sales Load [Member] | C000033512
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%								7.22%										7.68%
Without Sales Load [Member] | C000216457
Average Annual Return [Line Items]
Average Annual Return, Percent	21.64%								19.85%		20.21%
Without Sales Load [Member] | C000059817
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%								7.17%										7.10%
Without Sales Load [Member] | C000059818
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%								7.06%										7.00%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.96%								11.19%									10.47%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	19.69%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	19.69%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	19.69%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	4.72%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	19.69%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	19.69%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	4.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%			(2.41%)	(2.52%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%			8.41%			14.42%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%			8.41%			14.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%								4.73%										5.20%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%			1.65%		6.90%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%			1.65%		6.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)							0.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)							0.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)							0.95%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%								1.70%								4.93%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%								1.70%										3.64%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%								1.70%										3.64%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%								1.70%										3.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%								2.24%										1.49%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%								2.24%										1.49%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%								2.24%										1.49%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%								2.24%										1.49%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%								2.24%						2.05%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%			(1.92%)				2.60%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%								4.73%	5.30%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%		15.42%
MSCI ACWI® ex USA
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%								4.10%										4.80%
MSCI ACWI® ex USA
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%								4.10%										4.80%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%								4.73%										5.20%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%								4.73%										5.20%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%								4.73%										5.20%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%								4.73%										5.20%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)					1.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)					1.10%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%					11.86%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%					11.86%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%		15.11%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%		15.11%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%		15.11%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%				16.19%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%				16.19%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		14.72%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%								4.73%										5.20%
MSCI EAFE® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%								4.73%										5.20%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%										13.10%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%								14.53%		15.65%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%								14.28%										12.87%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%								8.08%										9.45%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%								8.08%										9.45%
Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%								8.80%										8.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%								8.68%										8.49%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%								8.68%										8.49%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%								8.68%										8.49%
Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%								6.04%									6.59%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%								8.25%										8.55%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%								8.25%										8.55%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%	16.01%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	11.71%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	11.71%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%								1.69%										2.86%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%								1.69%										2.86%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%	6.89%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	11.71%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%								7.02%										7.49%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%								7.02%										7.49%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%	14.14%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%								3.88%										4.71%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%								3.88%										4.71%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%	9.63%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%								8.68%										8.49%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%								8.68%										8.49%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%			5.63%			12.70%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%			5.63%			12.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%								18.96%										16.78%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%								18.96%										16.78%
MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%								5.09%										4.31%
MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%			5.88%		10.45%
MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%			5.88%		10.45%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.19%								4.20%										5.16%
Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%								(0.67%)										0.88%
Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%								(0.67%)										0.88%
Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%								(0.67%)										0.88%
Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%								(0.67%)										0.88%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%			15.55%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%								7.40%			9.63%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%								6.86%										8.09%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%								6.86%										8.09%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%								8.25%										8.55%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%								8.25%										8.55%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%								1.69%										2.86%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%								1.69%										2.86%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
MSCI ACWI
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%								10.06%										9.23%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%								5.37%										6.05%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%								7.02%										7.49%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%								7.02%										7.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%								3.88%										4.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%								3.88%										4.71%
MSCI World Index - Net Return
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%								11.17%					12.96%
MSCI World Index - Net Return
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%								11.17%					12.96%
S&P North American Technology Sector IndexTM
Average Annual Return [Line Items]
Average Annual Return, Percent	36.08%		25.56%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		21.16%
Russell 1000® Equal Weight Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%		14.54%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%								18.96%										16.78%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%								18.96%										16.78%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%								1.58%										1.63%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%								1.58%										1.63%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%								1.58%										1.63%
Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%								8.80%										8.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%								(0.33%)										1.35%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%								10.34%										9.68%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%								10.34%										9.68%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%								10.34%										9.68%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%								13.86%										12.55%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%								7.29%										7.14%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%								7.29%										7.14%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%								7.29%										7.14%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%								7.40%										7.82%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%								7.40%										7.82%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%								7.40%										7.82%
MSCI EAFE® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%								4.00%										5.84%
MSCI EAFE® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%								4.00%										5.84%
Dow Jones U.S. Select Real Estate Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%								3.37%										4.87%
Dow Jones U.S. Select Real Estate Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%								3.37%										4.87%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%								7.40%										7.82%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%								7.40%										7.82%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%								8.59%										8.10%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%								8.59%										8.10%